Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Commitments And Contingencies Disclosure [Line Items]
Operating lease, expenses	¥ 6,509	$ 1,008	¥ 7,640
Consulting Service for Lease Term within One Year
Commitments And Contingencies Disclosure [Line Items]
Future minimum payment under non-cancellable purchase commitment	¥ 0
Maximum [Member] | Office Premise [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Lease term of contract	5 years
Minimum [Member] | Office Premise [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Lease term of contract	6 months